EMPLOYEE BENEFITS PLAN	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS PLAN [abstract]
Disclosure of employee benefits plan

33.     EMPLOYEE BENEFITS PLAN

As stipulated by the regulations of the PRC, the Group participates in various defined contribution retirement plans organized by municipal and provincial governments for its staff. The Group is required to make contributions to the retirement plans at rates ranging from 15.0% to 20.0% of the salaries, bonuses and certain allowances of its staff. In addition, the Group provides a supplementary retirement plan for its staff at rates not exceeding 5% of the salaries. The Group has no other material obligation for the payment of pension benefits associated with these plans beyond the annual contributions described above. The Group’s contributions for the years ended December 31, 2015, 2016 and 2017 were RMB 7,878, RMB 8,385 and RMB 8,981, respectively.